Glencore Financing	12 Months Ended
Dec. 31, 2021
Disclosure Of Glencore Financing [Abstract]
Glencore Financing [Text Block]

7. Glencore Financing

Since October 2008, the Company and Glencore have entered into a series of financing agreements resulting in the following financial interests as at December 31, 2021:

•	Equity - 72,008,404 common shares of the Company acquired between 2009 and 2019 representing 71% of the Company's issued shares;

•	Convertible debt (see Note 8) - $40.0 million initial principal unsecured convertible debentures due March 31, 2023; and

•	Promissory note (see Note 9) - $15.0 million initial principal note due February 28, 2022 which was repaid on February 14, 2022.

See additional discussion of Glencore agreements in Notes 8, 9 and 16.